CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares	Treasury stocks Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury stocks	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Statutory reserves Cumulative Effect, Period of Adoption, Adjusted Balance	Statutory reserves	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Retained earnings (accumulated deficit) Cumulative Effect, Period of Adoption, Adjustment	Retained earnings (accumulated deficit) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained earnings (accumulated deficit)	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Beginning balance at Dec. 31, 2021				$ (35,765)		$ 429,205		$ 14,123		$ (646)			$ 135,565			$ 542,482
Beginning balance (in shares) at Dec. 31, 2021		2,577,386,552
Treasury stocks, beginning (in shares) at Dec. 31, 2021				226,751,940
Share Repurchase				$ (37,379)												(37,379)
Share Repurchase (in shares)		(154,614,975)		154,614,975
Repurchase of vested employee restricted share units for tax withholding				$ (4,819)												(4,819)
Repurchase of vested employee restricted share units for tax withholding (in shares)		(17,102,175)		17,102,175
Resale of vested employee restricted share units for tax withholding				$ 20,908									(10,158)			10,750
Resale of vested employee restricted share units for tax withholding (in shares)		37,313,775		(37,313,775)
Share-based compensation expense						63,015										63,015
Vesting of restricted share units (in shares)		53,018,580		(53,018,580)
Profit appropriations to statutory reserves								769					(769)
Foreign currency translation										(36,267)						(36,267)
Net income (loss)													69,884			69,884
Ending balance at Dec. 31, 2022				$ (57,055)		492,220		14,892		(36,913)			194,522			607,666
Ending balance (in shares) at Dec. 31, 2022		2,496,001,757
Treasury stocks, ending (in shares) at Dec. 31, 2022				308,136,735
Repurchase of vested employee restricted share units for tax withholding				$ (2,420)												(2,420)
Repurchase of vested employee restricted share units for tax withholding (in shares)		(13,904,625)		13,904,625
Resale of vested employee restricted share units for tax withholding				$ 2,420												2,420
Resale of vested employee restricted share units for tax withholding (in shares)		13,904,625		(13,904,625)
Issuance of ordinary shares in at-the-market offering, net of offering cost						65,430										65,430
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)		493,188,945
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost						53,625										53,625
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost (in shares)		354,751,230
Issuance of ordinary shares pursuant to share lending arrangement						511										511
Issuance of ordinary shares pursuant to share lending arrangement (in shares)		120,000,000
Share-based compensation expense						42,074										42,074
Vesting of restricted share units (in shares)		51,031,395		(51,031,395)
Profit appropriations to statutory reserves								0
Foreign currency translation										(6,966)						(6,966)
Net income (loss)													(414,153)			(414,153)
Ending balance at Dec. 31, 2023			$ (57,055)	$ (57,055)	$ 653,860	653,860	$ 14,892	14,892	$ (43,879)	(43,879)	$ 18,893	$ (200,738)	(219,631)	$ 18,893	$ 367,080	$ 348,187
Ending balance (in shares) at Dec. 31, 2023	3,514,973,327	3,514,973,327														3,514,973,327
Treasury stocks, ending (in shares) at Dec. 31, 2023			257,105,340	257,105,340												257,105,340
Share Repurchase (in shares)																(124,287,210)
Repurchase of vested employee restricted share units for tax withholding				$ (768)												$ (768)
Repurchase of vested employee restricted share units for tax withholding (in shares)		(8,532,915)		8,532,915
Resale of vested employee restricted share units for tax withholding				$ 768												768
Resale of vested employee restricted share units for tax withholding (in shares)		8,532,915		(8,532,915)
Issuance of ordinary shares as a reserve for the at-the-market offering (in shares)		750,000,000
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost						131,351										131,351
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost (in shares)		1,049,543,865
Issuance of ordinary shares pursuant to share lending arrangement						236										236
Issuance of ordinary shares pursuant to share lending arrangement (in shares)		42,000,000
Return of ordinary shares under share lending arrangements (in shares)		(42,000,000)		42,000,000
Cancel of ordinary shares under share lending arrangements (in shares)				(20,178,045)
Share-based compensation expense						30,916										30,916
Vesting of restricted share units (in shares)		49,645,830		(49,645,830)
Profit appropriations to statutory reserves								0
Foreign currency translation										(13,577)						(13,577)
Net income (loss)													(249,752)			(249,752)
Ending balance at Dec. 31, 2024				$ (57,055)		$ 816,363		$ 14,892		$ (57,456)			$ (450,490)			$ 266,254
Ending balance (in shares) at Dec. 31, 2024		5,364,163,022														4,614,163,022
Treasury stocks, ending (in shares) at Dec. 31, 2024				229,281,465												229,281,465